Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest on securities	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 5,401	$ 5,435	$ 5,484	$ 5,336	$ 5,430	$ 5,235	$ 5,173	$ 5,300	$ 21,997	$ 21,656	$ 21,138
Securities gains													56	133	159
NET INCOME	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 1,224	$ 1,407	$ 1,247	$ 1,362	6,022	5,884	5,240
COMPREHENSIVE INCOME													5,887	7,058	1,920
Parent Company [Member]
Interest on securities													2	2	2
Dividends from subsidiary													2,400	2,400	2,400
Securities gains													35
Total income													2,437	2,402	2,402
Operating expenses													465	312	356
Income before taxes and undistributed equity income of subsidiary													1,972	2,090	2,046
Income tax benefit													(146)	(141)	(121)
Equity earnings in subsidiary, net of dividends													3,904	3,653	3,073
NET INCOME													6,022	5,884	5,240
COMPREHENSIVE INCOME													$ 5,887	$ 7,058	$ 1,920